OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2013

Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)             (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
ASSET BACKED COMMERCIAL PAPER: 30.4%
$8,500,000		CAFCO LLC, 0.320%,due 01/05/12	$8,499,698	2.8
1,000,000		CAFCO LLC, 0.330%,due 01/30/12	999,734	0.3
500,000		CAFCO LLC, 0.350%,due 01/23/12	499,899	0.2
1,100,000		Ciesco LLC, 0.100%,due 01/23/12	1,099,933	0.4
2,600,000		Ciesco LLC, 0.340%,due 01/06/12	2,599,879	0.9
4,500,000		Ciesco LLC, 0.350%,due 01/26/12	4,498,906	1.5
3,950,000		Ciesco LLC, 0.400%,due 02/27/12	3,947,498	1.3
5,000,000		Concord Minutemen Capital Co., 0.386%,due 01/05/12	4,999,782	1.7
5,500,000		Concord Minutemen Capital Co., 0.607%,due 02/13/12	5,496,029	1.8
1,750,000		Concord Minutemen Capital Co., 0.793%,due 06/01/12	1,744,163	0.6
7,250,000		Crown Point Capital Co., 0.371%,due 01/05/12	7,249,700	2.4
3,600,000		Crown Point Capital Co., 0.603%,due 02/13/12	3,597,420	1.2
1,400,000		Crown Point Capital Co., 0.793%,due 06/22/12	1,394,685	0.5
3,000,000		Jupiter Securitization Company LLC, 0.218%,due 01/05/12	2,999,927	1.0
3,250,000		Jupiter Securitization Company LLC, 0.220%,due 01/18/12	3,249,662	1.1
2,000,000		Jupiter Securitization Company LLC, 0.220%,due 01/20/12	1,999,768	0.7
2,250,000		Jupiter Securitization Company LLC, 0.220%,due 02/27/12	2,249,216	0.7
2,250,000		Old Line Funding LLC, 0.210%,due 01/04/12	2,249,961	0.7
2,500,000		Old Line Funding LLC, 0.240%,due 01/03/12	2,499,967	0.8
6,000,000		Old Line Funding LLC, 0.300%,due 05/18/12	5,993,100	2.0
700,000		Thunder Bay Funding LLC, 0.120%,due 02/06/12	699,916	0.2
500,000		Thunder Bay Funding LLC, 0.210%,due 01/11/12	499,971	0.2
3,000,000		Thunder Bay Funding LLC, 0.212%,due 01/03/12	2,999,962	1.0
500,000		Thunder Bay Funding LLC, 0.220%,due 01/04/12	499,991	0.2
7,000,000		Thunder Bay Funding LLC, 0.401%,due 04/02/12	6,992,844	2.3
2,500,000		Variable Funding Capital, 0.200%,due 01/04/12	2,499,958	0.8
3,250,000		Variable Funding Capital, 0.203%,due 01/03/12	3,249,964	1.1
4,750,000		Variable Funding Capital, 0.220%,due 02/03/12	4,749,042	1.6
1,250,000		Variable Funding Capital, 0.220%,due 02/10/12	1,249,694	0.4
		Total Asset Backed Commercial Paper
		(Cost $91,310,269)	91,310,269	30.4
CERTIFICATE OF DEPOSIT: 3.6%
2,250,000		Credit Suisse New York, 0.385%,due 01/08/12	2,250,000	0.8
4,750,000		Deutsche Bank NY, 0.729%,due 02/21/12	4,750,000	1.6
1,000,000		Rabobank Nederland NV NY, 0.380%,due 02/02/12	1,000,089	0.3
2,000,000		Royal Bank of Canada NY, 0.941%,due 01/03/12	2,004,275	0.7
750,000		Toronto Dominion Bank NY, 0.150%,due 01/03/12	750,000	0.2
		Total Certificate of Deposit
		(Cost $10,754,364)	10,754,364	3.6
FINANCIAL COMPANY COMMERCIAL PAPER: 18.9%
500,000		American Honda Finance, 0.180%,due 01/18/12	499,958	0.2
2,000,000		American Honda Finance, 0.200%,due 01/04/12	1,999,967	0.7
420,000		ANZ National Int’l Ltd., 0.501%,due 02/24/12	419,685	0.1
2,000,000		ANZ National Int’l Ltd., 0.502%,due 07/13/12	1,994,611	0.7
2,350,000		ASB Finance Ltd. London, 0.342%,due 01/20/12	2,349,558	0.8
2,000,000		Australia and New Zealand Banking Group, 0.100%,due 01/05/12	1,999,959	0.7
4,000,000		Australia and New Zealand Banking Group, 0.541%,due 06/29/12	3,989,200	1.3
1,000,000		Australia and New Zealand Banking Group, 0.572%,due 07/17/12	996,865	0.3
5,000,000		Barclays US Funding LLC, 0.070%,due 01/04/12	4,999,971	1.7
1,250,000		Commonwealth Bank of Australia, 0.280%,due 01/04/12	1,249,973	0.4
3,000,000	#	Commonwealth Bank of Australia, 0.491%,due 02/18/12	2,998,745	1.0
2,500,000		Deutsche Bank Financial LLC, 0.250%,due 01/04/12	2,499,948	0.8

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
FINANCIAL COMPANY COMMERCIAL PAPER (continued)
$4,250,000		General Electric Capital Corp., 0.170%,due 01/03/12	$4,249,960	1.4
4,750,000		HSBC USA, Inc., 0.150%,due 01/03/12	4,749,960	1.6
7,250,000		Standard Chartered Bank, 0.351%,due 01/03/12	7,249,862	2.4
9,250,000		Toronto Dominion Holdings USA, 0.098%,due 01/03/12	9,249,949	3.1
2,500,000		Westpac Securities NZ Ltd., 0.100%,due 01/17/12	2,499,889	0.8
2,200,000		Westpac Securities NZ Ltd., 0.370%,due 03/05/12	2,198,553	0.7
500,000		Westpac Securities NZ Ltd., 0.380%,due 03/16/12	499,604	0.2
		Total Financial Company Commercial Paper
		(Cost $56,696,217)	56,696,217	18.9
GOVERNMENT AGENCY DEBT: 10.0%
3,405,000		Fannie Mae Discount Notes, 0.010%,due 02/13/12	3,404,959	1.1
1,100,000		Fannie Mae Discount Notes, 0.021%,due 02/01/12	1,099,980	0.4
2,000,000		Farmer Mac Discount Note, 0.020%,due 01/05/12	1,999,995	0.7
2,500,000		Farmer Mac Discount Note, 0.030%,due 01/04/12	2,499,994	0.8
700,000		Federal Home Loan Bank Discount Notes, 0.020%,due 01/06/12	699,998	0.2
500,000		Federal Home Loan Bank Discount Notes, 0.035%,due 02/06/12	499,982	0.2
2,240,000		Federal Home Loan Bank Discount Notes, 0.050%,due 02/08/12	2,239,953	0.7
492,000		Federal Home Loan Bank Discount Notes, 0.100%,due 02/03/12	491,955	0.2
2,600,000		Freddie Mac Discount Notes, 0.015%,due 02/17/12	2,599,949	0.9
570,000		Freddie Mac Discount Notes, 0.015%,due 01/18/12	569,996	0.2
1,000,000		Freddie Mac Discount Notes, 0.020%,due 02/21/12	999,972	0.3
1,500,000		Freddie Mac Discount Notes, 0.030%,due 01/23/12	1,499,997	0.5
2,290,000		Freddie Mac Discount Notes, 0.030%,due 02/23/12	2,289,899	0.8
1,000,000		Freddie Mac Discount Notes, 0.030%,due 03/06/12	999,946	0.3
4,664,000		Freddie Mac Discount Notes, 0.040%,due 04/16/12	4,663,451	1.6
3,320,000		Freddie Mac Discount Notes, 0.050%,due 02/15/12	3,319,971	1.1
		Total Government Agency Debt
		(Cost $29,879,997)	29,879,997	10.0
GOVERNMENT AGENCY REPURCHASE AGREEMENT: 4.1%
12,410,000		Deutsche Bank AG Repurchase Agreement dated 12/30/11, 0.05%, due 1/03/12, $12,410,069 to be received upon repurchase (Collateralized by $12,663,000, FNMT, 0.625%, Market Value plus accrued interest $12,658,967, due 12/23/2013), 0.050%,due 01/03/12	12,410,000	4.1
		Total Government Agency Repurchase Agreement
		(Cost $12,410,000)	12,410,000	4.1
OTHER COMMERCIAL PAPER: 4.6%
3,500,000		BHP Billiton Finance USA Ltd., 0.160%,due 01/03/12	3,499,969	1.2
3,000,000		Pepsico, Inc., 0.030%,due 01/26/12	2,999,937	1.0
7,250,000		Pepsico, Inc., 0.070%,due 01/04/12	7,249,958	2.4
		Total Other Commercial Paper
		(Cost $13,749,864)	13,749,864	4.6
OTHER INSTRUMENT: 4.3%
13,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.096%,due 01/03/12	13,000,000	4.3
		Total Other Instrument
		(Cost $13,000,000)	13,000,000	4.3
OTHER NOTE: 13.7%
3,750,000	#	American Honda Finance, 0.441%,due 01/11/12	3,750,324	1.3
1,500,000	#	American Honda Finance, 0.618%,due 01/13/12	1,500,767	0.5
1,000,000	#	American Honda Finance, 0.729%,due 02/20/12	1,000,000	0.3
1,000,000	#	American Honda Finance, 0.853%,due 01/17/12	1,000,111	0.3
535,000	#	American Honda Finance, 5.100%,due 03/27/12	540,706	0.2

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
OTHER NOTE (continued)
$5,000,000		Bank of America, 0.270%,due 01/05/12	$5,000,022	1.7
1,265,000		BB&T Corp., 4.000%,due 07/27/12	1,287,024	0.4
3,350,000		General Electric Capital Corp., 4.000%,due 08/13/12	3,407,439	1.1
1,710,000		General Electric Capital Corp., 5.000%,due 10/19/12	1,768,849	0.6
2,750,000		JPMorgan Chase & Co., 5.000%,due 01/15/12	2,754,344	0.9
104,000		JPMorgan Chase Bank, 0.200%,due 02/15/12	103,974	0.0
127,000		JPMorgan Chase Bank, 0.200%,due 02/17/12	126,967	0.0
121,000		JPMorgan Chase Bank, 0.200%,due 02/27/12	120,962	0.0
2,750,000	#	Rabobank Nederland, 0.601%,due 02/16/12	2,751,178	0.9
1,250,000		Rabobank Nederland, 5.000%,due 01/25/12	1,253,679	0.4
3,000,000	#	Svenska Handelsbanken AB, 0.611%,due 03/08/12	3,000,000	1.0
750,000		Total Capital SA, 5.000%,due 05/22/12	763,069	0.3
5,000,000		Toyota Motor Credit Corp., 0.809%,due 04/11/12	5,000,000	1.7
2,500,000		Wal-Mart Stores, Inc., 5.226%,due 06/01/12	2,551,278	0.9
3,500,000		Westpac Banking Corp, 0.575%,due 01/28/12	3,500,000	1.2
		Total Other Note
		(Cost $41,180,693)	41,180,693	13.7
TREASURY DEBT: 10.3%
10,500,000		Treasury Bill, 0.033%,due 06/21/12	10,498,369	3.5
3,250,000		Treasury Bill, 0.043%,due 06/14/12	3,249,263	1.1
8,000,000		Treasury Bill, 0.048%,due 06/07/12	7,998,286	2.7
9,000,000		Treasury Bill, 0.055%,due 06/28/12	8,997,539	3.0
		Total Treasury Debt
		(Cost $30,743,457)	30,743,457	10.3
		Total Investments in Securities (Cost $299,724,861)*	$299,724,861	99.9
		Assets in Excess of Other Liabilities	270,920	0.1
		Net Assets	$299,995,781	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
		Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$—
		Gross Unrealized Depreciation	—
		Net Unrealized Depreciation	$—

PORTFOLIO OF INVESTMENTS
ING Money Market Fund	as of December 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 12/31/2011
Asset Table
Investments, at value
Certificate of Deposit	$—	$10,754,364	$—	$10,754,364
Government Agency Repurchase Agreement	—	12,410,000	—	12,410,000
Government Agency Debt	—	29,879,997	—	29,879,997
Treasury Debt	—	30,743,457	—	30,743,457
Asset Backed Commercial Paper	—	91,310,269	—	91,310,269
Other Note	—	41,180,693	—	41,180,693
Financial Company Commercial Paper	—	56,696,217	—	56,696,217
Other Instrument	13,000,000	—	—	13,000,000
Other Commercial Paper	—	13,749,864	—	13,749,864
Total Investments, at value	$13,000,000	$286,724,861	$—	$299,724,861

There were no significant transfers between Level 1 and 2 during the period ended December 31, 2011.

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	February 23, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	February 23, 2012